Label	Element	Value
First Investors Tax Exempt Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED JANUARY 31, 2019

FIRST INVESTORS TAX EXEMPT FUNDS PROSPECTUS
DATED MAY 1, 2018, AS SUPPLEMENTED

1.	In “The Funds Summary Section” for each Fund, the second to last sentence of the first paragraph under the heading “Fees and Expenses of the Fund” is deleted and replaced with the following:

You may be required to pay a commission to your financial intermediary for Advisor Class and Institutional Class shares purchased through them.

2.
In “The Funds Summary Section” for the First Investors Tax Exempt Income Fund, the last row of the table headed “Average Annual Total Returns  For Periods Ended December 31, 2017” is deleted and replaced with the following:

Bloomberg Barclays 1-15 Year Municipal Index(reflects no deduction for fees, expenses or taxes)*	4.33%	2.46%	3.99%	2.37%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	5.40%	3.17%	4.59%	3.03%
*The Fund changed its broad-based securities index to the Bloomberg Barclays 1-15 Year Municipal Index as of January 31, 2019. The Fund elected to use the new index because it more closely reflects the Fund’s investment strategies.

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Please retain this Supplement for future reference

TEP119

Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Tax Exempt Income Fund